Trade Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2024
Trade Accounts Payable [Abstract]
Schedule of Trade Accounts Payable	Accounts payable are recognized initially at their fair value and are subsequently measured at amortized cost using the effective interest method. Accounts payable by major type of supplier is as follows:
	December 31, 2024	December 31, 2023
Domestic:
Commodities	1,961,391	1,761,470
Materials and services	3,138,734	3,123,140
Finished products	81,608	38,061
Present value adjustment	(9,685)	(19,642)
	5,172,048	4,903,029

Foreign:
Commodities	20,357	31,354
Materials and services	271,481	320,691
Finished products	1,627	1,979
	293,465	354,024
Total trade accounts payable	5,465,513	5,257,053

Supplier financing:
Domestic	718,884	940,344
Foreign	9,826	7,722
Total supplier financing	728,710	948,066
Total	6,194,223	6,205,119

Schedule of Maturity Date Range	Maturity Date Range:
Maturity Date Range:
Consolidated
Trade Payables under Supplier Financing Agreement (days after the invoice date)	10 - 120
Comparable Trade Payables (days after the invoice date)	1 - 120